Inventories (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Inventories [Abstract]
Finished products	[1]	$ 119	$ 1,199
Inventory, net		$ 119	$ 1,199

[1]	Includes $612 on December 31, 2017, with respect to inventory delivered to customers but for which revenue recognition criteria have not been met as of that date.